CONCENTRATIONS OF RISKS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 HKD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 5,200,000		$ 12,800,000	$ 40,100,000
Credit risk	$ 4,900,000	$ 38,500,000	$ 11,800,000
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Compensation amount					$ 102,816	$ 800,000